SUMMARY OF CRITICAL ACCOUNTING POLICIES (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended		109 Months Ended	118 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Sep. 30, 2013
Balance at beginning of year			$ 1,176	$ 1,734	$ 1,734	$ 2,314
Loss (gain) on change in fair value of warrant liability	(330)	281	(1,096)	1,029	50	(580)	1,010	(86)
Reclassification to equity upon exercise of warrants			(80)		(608)	0
Balance at end of period	$ 0		$ 0		$ 1,176	$ 1,734	$ 1,176	$ 0